Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Summary of Provisions

Provisions consist of the following at December 31 (in thousands):
	Dilapidations provision		Share based payments employment taxes provision		Provision for witholding taxes		Other Provisions		Total
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
At January 1	$2,165	$2,515	$2,977	$10,947	$-	$-	$-	$-	$5,142	$13,462
Recognised on acquisition of subsidiary	-	-		-	-	16,000	-	-	-	16,000
Additional provision in the year	1,263	1,015	6,614	6,820	-	-	-	873	7,877	8,708
Transfer to trade and other payables	-	-	2,182	-	-	-	-	-	2,182	-
Release of provision in the year	(815)	(190)	-	(4,583)	-	(4,000)	-	-	(815)	(8,773)
Utilized provision in the period	-	(20)	-	(5,729)	-	(500)	-	-	-	(6,249)
Foreign exchange	(98)	32	(826)	524	-	-	-	-	(924)	556
At December 31	$2,515	$3,352	$10,947	$7,979	$-	$11,500	$-	$873	$13,462	$23,704